EQUITY-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Class A common stock	Apr. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock	Sep. 30, 2014 Partnership units	Sep. 30, 2013 Partnership units	Sep. 30, 2014 Partnership units	Sep. 30, 2013 Partnership units	Sep. 30, 2014 Managing Directors Partnership units Minimum	Sep. 30, 2014 Managing Directors Partnership units Maximum	Sep. 30, 2014 Non-managing director employees Partnership units
Equity-based compensation
Vesting period											5 years	8 years	4 years
Number of shares of common stock to be issued upon exchange of a partnership unit				1	1	1
Units held by partners							38,993,858		38,993,858
Unvested units held by partners							730,207		730,207
Compensation expenses	$ 48,539	$ 41,224	$ 24,371				$ 886	$ 10,891	$ 100,835	$ 34,810
Unrecognized compensation expense	$ 95,609						$ 10,434		$ 10,434
Weighted average period to recognize unrecognized compensation expense									3 years